First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.4%
	Air Freight & Logistics – 3.9%
12,422	Forward Air Corp.	$1,303,440
	Automobiles – 3.2%
17,708	Winnebago Industries, Inc.	1,069,032
	Banks – 6.0%
29,918	Bank of Marin Bancorp.	978,917
32,872	Veritex Holdings, Inc.	1,017,060
		1,995,977
	Beverages – 2.4%
7,750	MGP Ingredients, Inc.	815,145
	Building Products – 5.1%
33,570	AZEK (The) Co., Inc. (a)	694,228
85,935	Hayward Holdings, Inc. (a)	1,002,861
		1,697,089
	Capital Markets – 3.7%
4,810	Morningstar, Inc.	1,228,233
	Chemicals – 2.2%
33,556	Mativ, Inc.	733,199
	Commercial Services & Supplies – 2.3%
54,292	Healthcare Services Group, Inc.	778,547
	Diversified Consumer Services – 3.6%
44,379	Frontdoor, Inc. (a)	1,188,026
	Diversified Financial Services – 3.1%
48,376	Cannae Holdings, Inc. (a)	1,021,217
	Electrical Equipment – 3.7%
45,757	Allied Motion Technologies, Inc.	1,232,694
	Electronic Equipment, Instruments & Components – 2.0%
20,345	FARO Technologies, Inc. (a)	661,619
	Energy Equipment & Services – 3.0%
52,837	Core Laboratories N.V.	1,000,733
	Food Products – 3.9%
9,458	J&J Snack Foods Corp.	1,281,654
	Gas Utilities – 3.0%
18,320	Northwest Natural Holding Co.	983,234
	Hotels, Restaurants & Leisure – 0.8%
4,959	Nathan’s Famous, Inc.	272,695
	Insurance – 6.2%
16,043	Brown & Brown, Inc.	1,044,399
Shares	Description	Value

	Insurance (Continued)
37,401	BRP Group, Inc., Class A (a)	$1,031,146
		2,075,545
	IT Services – 5.6%
43,680	I3 Verticals, Inc., Class A (a)	1,185,039
6,495	Perficient, Inc. (a)	685,352
		1,870,391
	Leisure Products – 1.2%
50,705	American Outdoor Brands, Inc. (a)	400,570
	Machinery – 10.8%
8,181	John Bean Technologies Corp.	918,808
5,630	Kadant, Inc.	1,147,676
6,518	RBC Bearings, Inc. (a)	1,538,248
		3,604,732
	Personal Products – 3.7%
30,800	Edgewell Personal Care Co.	1,225,224
	Real Estate Management & Development – 3.9%
51,572	RE/MAX Holdings, Inc., Class A	1,306,834
	Road & Rail – 3.8%
58,323	Marten Transport Ltd.	1,257,444
	Textiles, Apparel & Luxury Goods – 2.8%
27,002	Movado Group, Inc.	917,528
	Water Utilities – 3.5%
17,700	SJW Group	1,162,182
	Total Common Stocks	31,082,984
	(Cost $28,681,501)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Equity Real Estate Investment Trusts – 5.9%
43,760	Gladstone Commercial Corp.	916,772
27,553	Rayonier, Inc.	1,040,126
	Total Real Estate Investment Trusts	1,956,898
	(Cost $1,462,250)
	Total Investments – 99.3%	33,039,882
	(Cost $30,143,751)
	Net Other Assets and Liabilities – 0.7%	225,413
	Net Assets – 100.0%	$33,265,295

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 31,082,984	$ 31,082,984	$ —	$ —
Real Estate Investment Trusts*	1,956,898	1,956,898	—	—
Total Investments	$ 33,039,882	$ 33,039,882	$—	$—

*	See Portfolio of Investments for industry breakout.